Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental disclosure of cash flow information:
Interest paid	$ 10.4	$ 6.0	$ 2.0
Income taxes paid	3.5	0.8	12.8
Supplemental disclosure of non-cash transactions:
Non-cash capital expenditures	1.8	1.7	5.3
Issuance of Nichols Promissory Note - Note 4	0	6.7	0
Capital leases acquired	$ 0.3	$ 0	$ 0